Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	$ 24,128	$ 8,373
Less than 12 months, Unrealized losses	341	112
12 months or more, Fair value	35,333	53,761
12 months or more, Unrealized losses	1,490	4,174
Total, Fair value	59,461	62,134
Total, Unrealized losses	1,831	4,286
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	10,469	2,753
Less than 12 months, Unrealized losses	249	27
12 months or more, Fair value	7,003	6,793
12 months or more, Unrealized losses	326	438
Total, Fair value	17,472	9,546
Total, Unrealized losses	575	465
U.S. Treasury
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	4,154	694
Less than 12 months, Unrealized losses	15	48
12 months or more, Fair value	8,334	14,862
12 months or more, Unrealized losses	166	1,604
Total, Fair value	12,488	15,556
Total, Unrealized losses	181	1,652
Non-U.S. government
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	7,283	2,756
Less than 12 months, Unrealized losses	59	24
12 months or more, Fair value	7,305	11,767
12 months or more, Unrealized losses	297	660
Total, Fair value	14,588	14,523
Total, Unrealized losses	356	684
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	554	328
Less than 12 months, Unrealized losses	5	5
12 months or more, Fair value	5,841	7,060
12 months or more, Unrealized losses	242	526
Total, Fair value	6,395	7,388
Total, Unrealized losses	247	531
Collateralized loan obligations (“CLOs”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value		784
Less than 12 months, Unrealized losses		0
12 months or more, Fair value		3,158
12 months or more, Unrealized losses		10
Total, Fair value		3,942
Total, Unrealized losses		10
Foreign covered bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	892	268
Less than 12 months, Unrealized losses	2	1
12 months or more, Fair value	2,287	3,603
12 months or more, Unrealized losses	92	179
Total, Fair value	3,179	3,871
Total, Unrealized losses	94	180
Non-agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	58	187
Less than 12 months, Unrealized losses	0	2
12 months or more, Fair value	2,127	2,607
12 months or more, Unrealized losses	156	309
Total, Fair value	2,185	2,794
Total, Unrealized losses	156	311
U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	576	573
Less than 12 months, Unrealized losses	9	4
12 months or more, Fair value	905	1,779
12 months or more, Unrealized losses	10	190
Total, Fair value	1,481	2,352
Total, Unrealized losses	19	194
Non-agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	139	30
Less than 12 months, Unrealized losses	2	1
12 months or more, Fair value	995	1,300
12 months or more, Unrealized losses	161	174
Total, Fair value	1,134	1,330
Total, Unrealized losses	163	175
Other ABS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	3	0
Less than 12 months, Unrealized losses	0	0
12 months or more, Fair value	536	832
12 months or more, Unrealized losses	40	84
Total, Fair value	539	832
Total, Unrealized losses	$ 40	$ 84